DISCONTINUED OPERATIONS - Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Net income (loss) from continuing operations attributable to Brookfield Business Partners	$ (888)	$ (533)	$ 803
Net income (loss) from continuing operations attributable to Non-controlling interests	(1,039)	(450)	(107)
Net income (loss) from continuing operations	(1,927)	(983)	696
Net income (loss) from discontinued operations attributable to Brookfield Business Partners	0	1,052	108
Net income (loss) from discontinued operations attributable to Non-controlling interests	0	2,760	272
Net income (loss) from discontinued operations	$ 0	$ 3,812	$ 380